Stock-Based Compensation Expense (Details) - Schedule of Stock-Based Options Outstanding and Weighted Average Exercise Price Equity Incentive Plan - 2012 Equity Incentive Plan [Member] - Equity Option [Member] - $ / shares
	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
No. of options, outstanding at the beginning of the year		16,258,113	16,258,113
Weighted average exercise price, outstanding at the beginning of the year (in Dollars per share)		$ 1.82	$ 1.82
No. of options, granted during the year
Weighted average exercise price,granted during the year
No. of options, forfeited during the year		(730,460)
Weighted average exercise price, forfeited during the year		$ 1.81
No. of options, exercised during the year
Weighted average exercise price, exercised during the year
No. of options, cancelled during the year
Weighted average exercise price, cancelled during the year
No. of options, transferred to merged Company
Weighted average exercise price, transferred to merged Company
No. of options, outstanding at the end of the period		15,527,653
Weighted average exercise price, outstanding at the end of the period (in Dollars per share)		$ 1.83
No. of options, exercisable at the end of the period		10,616,155
Weighted average exercise price, exercisable at the end of the period		$ 1.65
No. of options, unvested at the end of the period		4,911,498
Weighted average exercise price, unvested at the end of the period		$ 2.2